SIGNIFICANT ACCOUNTING POLICIES (Details 3) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
SIGNIFICANT ACCOUNTING POLICIES
Compensation	$ 781,000	$ 1,094,000	$ 1,123,000
Professional fees	28,000	83,000	181,000
Subscritpion receivable	350,000	0	(635)
Warranty		0	2
Interest	138,000	1,517,000	1,603,000
Vacation	43,000	34,000	41,000
Preferred dividends	347,000	202,000	120,000
Other accrued expenses	44,000	65,000	165,000
Total	$ 1,731,000	$ 2,995,000	$ 3,235,000